Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [abstract]
Summary of Issued Capital
27.1.1 Details of share capital as of December 31, 2020 and 2021, are as follows:

	December 31, 2020		December 31, 2021
Type of share	Ordinary share		Ordinary share
	(In millions of Korean won and in number of shares)
Number of authorized shares		1,000,000,000		1,000,000,000
Par value per share (In Korean won)	￦	5,000	￦	5,000
Number of issued shares		415,807,920		415,807,920
Share capital	￦	2,090,558	￦	2,090,558
27.1.2 Changes in outstanding shares for the years ended December 31, 2020 and 2021, are as follows:

	2020	2021
	(In number of shares)
Beginning	389,634,335	389,634,335
Increase	—	—
Decrease	—	—

Ending	389,634,335	389,634,335

Schedule of Hybrid Securities
Details of hybrid securities classified as equity as of December 31, 2020 and 2021, are as follows:

Hybrid securities	Issuance date	Maturity	Interest rate (%) as of December 31, 2021	December 31, 2020		December 31, 2021
				(In millions of Korean won)
The 1-1 st	May 2, 2019	Perpetual bond	3.23	￦	349,309	￦	349,309
The 1-2 nd	May 2, 2019	Perpetual bond	3.44		49,896		49,896
The 2-1 st	May 8, 2020	Perpetual bond	3.30		324,099		324,099
The 2-2 nd	May 8, 2020	Perpetual bond	3.43		74,812		74,812
The 3-1 st	Jul. 14, 2020	Perpetual bond	3.17		369,099		369,099
The 3-2 nd	Jul. 14, 2020	Perpetual bond	3.38		29,922		29,922
The 4-1 st	Oct. 20, 2020	Perpetual bond	3.00		433,996		433,996
The 4-2 nd	Oct. 20, 2020	Perpetual bond	3.28		64,855		64,855
The 5-1 st	Feb. 19, 2021	Perpetual bond	2.67		—		419,071
The 5-2 nd	Feb. 19, 2021	Perpetual bond	2.87		—		59,862
The 5-3 rd	Feb. 19, 2021	Perpetual bond	3.28		—		119,727
The 6-1 st	May 28, 2021	Perpetual bond	3.20		—		165,563
The 6-2 nd	May 28, 2021	Perpetual bond	3.60		—		109,708
The 7-1 st	Oct. 8, 2021	Perpetual bond	3.57		—		208,468
The 7-2 nd	Oct. 8, 2021	Perpetual bond	3.80		—		59,834

				￦	1,695,988	￦	2,838,221

The above hybrid securities are early redeemable by the Group after 5 or 7 or 10 years from the issuance date. On the other hand, hybrid securities of ￦ 574,580 million issued by Kookmin Bank are recognized as non-controlling
interests and are early redeemable after 5 years from the issuance date and each interest payment date thereafter.

Summary of Reserves and Other Equity Interest
Details of capital surplus as of December 31, 2020 and 2021, are as follows

	December 31, 2020		December 31, 2021
	(In millions of Korean won)
Paid-in capital in excess of par value	￦	13,190,274	￦	13,190,274
Losses on sales of treasury shares		(481,332)		(481,332)
Other capital surplus		4,002,714		4,219,356
Consideration for exchange right of exchangeable bonds		11,933		11,933

	￦	16,723,589	￦	16,940,231

Schedule of Accumulated Other Comprehensive Income Loss
Details of accumulated other comprehensive income as of December 31, 2020 and 2021, are as follows:

	December 31, 2020		December 31, 2021
	(In millions of Korean won)
Remeasurements of net defined benefit liabilities	￦	(282,650)	￦	(328,392)
Currency translation differences		(131,113)		96,534
Gains on financial instruments at fair value through other comprehensive income		717,230		918,927
Share of other comprehensive loss of associates and joint ventures		(3,529)		(2,980)
Losses on cash flow hedging instruments		(28,597)		(7,733)
Gains (losses) on hedging instruments of net investments in foreign operations		22,277		(35,658)
Other comprehensive income (loss) arising from separate account		8,698		(55,116)
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk		(11,507)		2,208
Gains on overlay adjustment		339,202		459,484
Assets of a disposal group held for sale		—		7,671

	￦	630,011	￦	1,054,945

Schedule of Appropriated and Unappropriated Retained Earnings
Details of retained earnings as of December 31, 2020 and 2021, are as follows:

	December 31, 2020		December 31, 2021
	(In millions of Korean won)
Legal reserves 1	￦	557,405	￦	695,347
Voluntary reserves		982,000		982,000
Unappropriated retained earnings 2		21,001,211		23,995,468

	￦	22,540,616	￦	25,672,815

1
With respect to the allocation of net profit earned in a fiscal term, the Parent Company must set aside in its legal reserve an amount equal to at least 10% of its profit after tax as reported in the financial statements, each time it pays dividends on its net profits earned until its legal reserve reaches the aggregate amount of its paid-in
capital in accordance with Article 53 of the Financial Holding Company Act. This reserve is not available for the payment of cash dividends, but may be transferred to share capital, or used to reduce accumulated deficit.

2	Retained earnings restricted for dividend at subsidiaries level pursuant to laws and regulations amounts to ￦ 4,116,579 million as of December 31, 2021.

Summary of Treasury Shares
Changes in treasury shares for the years ended December 31, 2020 and 2021, are as follows:

	2020
	Beginning		Acquisition		Disposal		Ending
	(In millions of Korean won and in number of shares)
Number of treasury shares *		26,173,585		—		—		26,173,585
Carrying amount	￦	1,136,188	￦	—	￦	—	￦	1,136,188

	2021
	Beginning		Acquisition		Disposal		Ending
	(In millions of Korean won and in number of shares)
Number of treasury shares *		26,173,585		—		—		26,173,585
Carrying amount	￦	1,136,188	￦	—	￦	—	￦	1,136,188

*	5 million treasury shares are deposited at the Korea Securities Depository for the exchange of exchangeable bonds.